Leases	12 Months Ended
Dec. 31, 2025
Disclosure of Leases [Abstract]
Leases	Leases
The Group leases certain properties under non-cancellable lease agreements that primarily relate to office space. The expected lease terms are up to 11 years.
Below is the roll-forward of lease right-of-use assets:

Right-of-use assets
(in € millions)
Cost
At January 1, 2024	684
Increases	25
Decreases	(140)
Exchange differences	28
At December 31, 2024	597
Increases	85
Decreases	(61)
Exchange differences	(42)
At December 31, 2025	579
Accumulated depreciation and impairment loss
At January 1, 2024	(384)
Depreciation charge	(44)
Impairment charge	(25)
Decreases	99
Exchange differences	(17)
At December 31, 2024	(371)
Depreciation charge	(42)
Impairment charge	(5)
Decreases	53
Exchange differences	20
At December 31, 2025	(345)
Cost, net accumulated depreciation and impairment loss
At December 31, 2024	226
At December 31, 2025	234
Impairment of real estate assets
As a result of our Work From Anywhere program and a comprehensive review of our real estate footprint and space utilization trends (collectively, the “Office Space Optimization Initiative”), we made the strategic decision to reduce our real estate footprint in certain locations and initiate subleases of these leased office spaces. In accordance with IAS 36, we recognized a non-cash impairment charge of €8 million, €43 million and €123 million for the years ended December 31, 2025, 2024, and 2023, respectively. These charges reflect the write-down of the related real estate assets, which included lease right-of-use assets, leasehold improvements, and property and equipment, to their recoverable amounts.
To determine the recoverable amounts of these real estate assets, we utilized discounted cash flow models to estimate the fair value less cost of disposal. The development of discounted cash flow models required the application of level 3 inputs and significant judgment in determining market participant assumptions, including the projected sublease income over the remaining lease terms, expected vacancy periods prior to the commencement of future subleases, expected lease incentives offered to future tenants, and discount rates that reflect the level of risk associated with these future cash flows.
The key assumptions used to calculate the recoverable amounts of real estate assets were the sublease rental rates, vacancy periods and pre-tax discount rates, which were determined based on the nature and geographic locations of each office space that we planned to sublease. A change in the sublease rental rate, vacancy period, or discount rate assumptions may result in a recoverable amount of one or more of these assets that is above or below the current carrying amount and, therefore, there is a risk of impairment reversals or charges in a future period. We have assessed all reasonably possible changes in these key assumptions and determined that no such changes would result in a material change to the carrying values at December 31, 2025.
Impairment charges included in the consolidated statement of operations for lease right-of-use assets in connection with the Office Space Optimization Initiative were €5 million, €25 million and €74 million for the years ended December 31,
2025, 2024, and 2023, respectively. See Note 11 for information regarding impairment charges related to property and equipment assets.
Below is the roll-forward of lease liabilities:

Lease liabilities	2025	2024
	(in € millions)
At January 1	537	558
Increases	89	25
Payments (1)	(104)	(105)
Interest expense	31	36
Decreases	(9)	—
Exchange differences	(46)	23
At December 31	498	537
(1)€31 million and €36 million of interest paid on lease liabilities are included in operating activities and €73 million and €69 million of payments of lease liabilities are included in financing activities within the consolidated statement of cash flows for the years ended December 31, 2025 and 2024, respectively.
Below is the maturity analysis of lease liabilities:

Lease liabilities	December 31, 2025
Maturity Analysis	(in € millions)
Less than one year	95
One to five years	296
More than five years	239
Total lease commitments	630
Impact of discounting remaining lease payments	(132)
Total lease liabilities	498
Lease liabilities included in the consolidated statement of financial position
Current	65
Non-current	433
Total	498
Excluded from the lease commitments above are short term leases. Expenses relating to short term leases were approximately €5 million and €4 million for the years ended December 31, 2025 and 2024, respectively. Additionally, the Group has entered into certain lease agreements with approximately €53 million of commitments, which had not commenced as of December 31, 2025, and, as such, have not been recognized in the consolidated statement of financial position.
The weighted-average incremental borrowing rate applied to lease liabilities recognized in the consolidated statement of financial position was 5.9% as of December 31, 2025.
During the year ended December 31, 2025, the Group entered into agreements to sublease a portion of its leased offices under finance leases. Below is the roll-forward of finance lease receivables:

Finance lease receivables	2025	2024
	(in € millions)
At January 1	76	—
Additions	9	69
Interest income	8	6
Payments received	(4)	(1)
Exchange differences	(8)	2
At December 31	81	76
Below is the maturity analysis of finance lease receivables:

Finance lease receivables	2025
Maturity Analysis	(in € millions)
Less than one year	15
One to five years	58
More than five years	41
Total lease payments receivable	114
Unearned finance income	(33)
Total finance lease receivables	81
Finance lease receivables included in the consolidated statement of financial position
Current	12
Non-current	69
Total	81